Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions
Related Party Transactions

30.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

30.1.  Remuneration of Key Management

Key management comprised of the members of executive management which consists of the Chief Executive Officer (CEO), the Chief Financial Officer (CFO), the Chief Commercial Officer (CCO) and the Chief Technology Officer (CTO) of the Company.

For the period ended June 30, 2026 and June 30, 2025, the table below includes the remuneration package of all members of executive management.

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Short-term remuneration & compensation (1)	635	751	1,140	1,425
Post-employment benefits	21	14	39	35
Share based payment (2)	687	229	904	554
Total	1,343	994	2,083	2,014
(1)	Includes base remuneration, fringe benefits, short term (one-year) performance related bonus (i.e. variable remuneration), sign-on bonuses.
(2)	Warrant expense under IFRS 2.

30.2.  Relationship and transactions with non-executive directors and holders of more than 3% of our share capital:

	For the six months ended		For the six months ended
	June 30, 2026		June 30, 2025
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	52	—
Robelga SRL	—	70	—	59
Kevin Rakin	—	47	—	32
Pierre Gianello	—	27	—	27
Jurgen Hambrecht	—	32	—	32
Rita Mills	—	40	—	39
Giny Kirby	—	29	—	25
Wildman Ventures LLC	—	40	—	38
Total	—	285	52	252
Amounts outstanding at period-end	—	111	—	110

	For the three months ended		For the three months ended
	June 30, 2026		June 30, 2025
	Set up of	Board	Set up of	Board
(in EUR 000)	Production Line	Remuneration	Production line	Remuneration
Cochlear	—	—	—	—
Robelga SRL	—	47	—	31
Kevin Rakin	—	25	—	16
Pierre Gianello	—	13	—	13
Jurgen Hambrecht	—	16	—	16
Rita Mills	—	19	—	19
Giny Kirby	—	14	—	13
Wildman Ventures LLC	—	16	—	14
Total	—	150	—	122
Amounts outstanding at period-end	—	111	—	110

For the period ended June 30, 2026, our non-executive directors were: Robelga SRL (permanently represented by Robert Taub), Jürgen Hambrecht, Kevin Rakin, Rita Johnson-Mills, Virigina Kirby, Wildman Ventures, LLC (permanently represented by Daniel Wildman) and Pierre Gianello.

The warrant expense under IFRS 2 related to the warrants that were granted to the non-executive directors amounted to €455,000 for the period ended June 30, 2026, (€0.8 million for the period ended June 30, 2025).

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated January 2023, related to the transfer of assets and related support for the setting up of a production line in the U.S. This statement scope of work led to no financial impact for the six months ended June 30, 2026 and financial impact of €52,000 for six months ended June 30, 2025 and was recognized as part of assets under construction.

On September 28, 2023, the Company announced a partnership with ResMed in Germany to increase OSA awareness and therapy penetration in the German market. The Company and ResMed Germany will establish a continuum of care that will educate and guide OSA patients in the German market from diagnosis through treatment. Together, the companies will work to accelerate patient identification and better support patient set-up on the appropriate therapy.

Effective as of October 1, 2024, the Company entered into a collaboration agreement with Man & Science SA to develop a miniaturized injectable neuromodulation device. The Company retains exclusive rights for its use in treating obstructive sleep apnea.

30.3.  Relationship and transactions with members of key management

For the period ended June 30, 2026 and June 30, 2025, our key management consisted of the members of executive management: Olivier Taelman (CEO), John Landry (CFO), Scott Holstine (CCO) and Bruno Onkelinx (CTO).

From August 19, 2024 until September 1, 2025, Olivier Taelman temporarily relocated to the U.S. Since then, he performs his function as CEO of the Company partially on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman and partially as employee of Nyxoah Inc. As from September 1, 2025, Olivier Taelman moved back to Belgium and from that date he is performing his function as CEO of the Company on a self-employed basis in accordance with a service agreement between Nyxoah SA and Olivier Taelman.

In June 2026, Olivier Taelman, together with the Board of Directors, has decided that this is the right moment to transition leadership to a U.S.-based Chief Executive Officer as the Company enters its next phase of U.S.-driven growth and value creation. The Board has formally launched a search process to appoint a new U.S.-based CEO who will lead Nyxoah from within a critical market for the Company’s future growth. He will remain fully engaged during the transition period, continuing to lead the Company’s daily operations and to support a smooth onboarding and successful transition to the future CEO.

Bruno Onkelinx is an employee of Nyxoah SA. John Landry and Scott Holstine are employees of Nyxoah Inc.

Members of our key management were granted warrants during the period ended June 30, 2026 and June 30, 2025.